Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-Versus-Performance Table
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($)	Net Income ($) (000’s)
2024	940,030	980,655	552,274	584,774	118.75	7,402
2023	606,824	590,387	286,240	273,090	143.61	8,950
2022	561,172	538,797	272,098	254,198	122.50	8,657

1.
Scott A. Everson was the Registrant’s Principal Executive Officer (PEO) for each of the 2022, 2023 and 2024 fiscal years.

2.
For the 2022, 2023 and 2024 fiscal years, the Registrant’s Non PEO NEOs were: Matthew F. Branstetter; and Randall M. Greenwood.

3.
The amounts disclosed reflect the following adjustments to the amounts reported in the Summary Compensation Table.

	2024		2023		2022
Adjustment	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)
Less Grant date value of equity awards	(233,600)	(292,000)	NA	NA	NA	NA
Year-end fair value of current year award	325,000	260,000	NA	NA	NA	NA
Year-over-year change in fair value of unvested awards	—	—	(23,500)	(18,800)	(48,500)	(38,800)
Change in value of awards vesting during the current year	(14,500)	(11,600)	(3,125)	(2,500)	6,750	5,400
Dividends paid on unvested awards	22,125	17,700	10,188	8,150	19,375	15,500
Total adjustments	40,625	32,500	(16,437)	(13,150)	(22,375)	(17,900)

4.
As reported on Registrant’s Consolidated Statements of Income for the applicable fiscal reporting year, as provided under Part II Item 8 of Registrant’s Annual Report on Form 10-K.

Named Executive Officers, Footnote
1.
Scott A. Everson was the Registrant’s Principal Executive Officer (PEO) for each of the 2022, 2023 and 2024 fiscal years.

2.
For the 2022, 2023 and 2024 fiscal years, the Registrant’s Non PEO NEOs were: Matthew F. Branstetter; and Randall M. Greenwood.

PEO Total Compensation Amount	$ 940,030	$ 606,824	$ 561,172
PEO Actually Paid Compensation Amount	$ 980,655	590,387	538,797
Adjustment To PEO Compensation, Footnote
3.
The amounts disclosed reflect the following adjustments to the amounts reported in the Summary Compensation Table.

	2024		2023		2022
Adjustment	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)
Less Grant date value of equity awards	(233,600)	(292,000)	NA	NA	NA	NA
Year-end fair value of current year award	325,000	260,000	NA	NA	NA	NA
Year-over-year change in fair value of unvested awards	—	—	(23,500)	(18,800)	(48,500)	(38,800)
Change in value of awards vesting during the current year	(14,500)	(11,600)	(3,125)	(2,500)	6,750	5,400
Dividends paid on unvested awards	22,125	17,700	10,188	8,150	19,375	15,500
Total adjustments	40,625	32,500	(16,437)	(13,150)	(22,375)	(17,900)

Non-PEO NEO Average Total Compensation Amount	$ 552,274	286,240	272,098
Non-PEO NEO Average Compensation Actually Paid Amount	$ 584,774	273,090	254,198
Adjustment to Non-PEO NEO Compensation Footnote
3.
The amounts disclosed reflect the following adjustments to the amounts reported in the Summary Compensation Table.

	2024		2023		2022
Adjustment	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)	PEO ($)	Non-PEO NEOs ($)
Less Grant date value of equity awards	(233,600)	(292,000)	NA	NA	NA	NA
Year-end fair value of current year award	325,000	260,000	NA	NA	NA	NA
Year-over-year change in fair value of unvested awards	—	—	(23,500)	(18,800)	(48,500)	(38,800)
Change in value of awards vesting during the current year	(14,500)	(11,600)	(3,125)	(2,500)	6,750	5,400
Dividends paid on unvested awards	22,125	17,700	10,188	8,150	19,375	15,500
Total adjustments	40,625	32,500	(16,437)	(13,150)	(22,375)	(17,900)

Total Shareholder Return Amount	$ 118.75	143.61	122.5
Net Income (Loss)	$ 7,402,000	8,950,000	8,657,000
PEO Name	Scott A. Everson
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (233,600)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	40,625	(16,437)	(22,375)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	325,000
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(23,500)	(48,500)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,125	10,188	19,375
PEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,500)	(3,125)	6,750
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(292,000)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,500	(13,150)	(17,900)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	260,000
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(18,800)	(38,800)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,700	8,150	15,500
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,600)	$ (2,500)	$ 5,400